S000036906 [Member] N-1A Cover	Jun. 27, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 27, 2025
Prospectus Date	Jun. 27, 2025